Dividends - Accounting Policy (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Dividend declared and paid (interim)	R 1,501	R 3,905	R 8,347
Dividend declared after 31 December (final)	0	3,452	5,252
Total dividends declared for the year	R 1,501	R 7,357	R 13,599
Dividend per share (interim) (in ZAR cents per share)	R 0.53	R 1.38	R 2.92
Dividend per share (final) (in ZAR cents per share)	R 0	R 1.22	R 1.87
Dividends paid during the financial year	R 4,953	R 9,197	R 17,832
Dividends paid to NCI of subsidiaries during the financial year	365	256	344
Total dividends paid for the year1	R 5,318	R 9,453	R 18,176
Percentage of normalised earnings	35.00%	35.00%	35.00%
Dividends declared (in ZAR cents per share)	R 0.53	R 2.60	R 4.79
Minimum
Disclosure of classes of share capital [line items]
Percentage of normalised earnings	25.00%
Maximum
Disclosure of classes of share capital [line items]
Percentage of normalised earnings	35.00%